CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net Loss	$ (5,224,064)	$ (2,994,096)
Addback: Loss attributable to discontinued operations	1,092,750	424,391
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	13,220	13,950
Amortization of debt discount	207,285	181,426
Amortization	189,948	191,731
Loss on extinguishment of convertible debt	579,233	0
Impairment	0	9,375
Stock option compensation expense	24,128	108,090
Common stock and warrants issued for services	7,500	25,860
Gain on sale of fixed assets	(749)	0
Provision for bad debt	321,623	56,620
Changes in operating assets and liabilities:
Accounts receivable	54,403	(406,027)
Prepaid expenses and other current assets	(8,883)	(7,497)
Prepaid services/consulting agreements	(922,500)	0
Other assets	23,700	86,988
Accounts payable	(218,432)	(8,099)
Accrued expenses	177,532	78,889
Accrued interest - related party	715	(5,592)
Deferred revenues	(5,572)	0
Cash used in continuing operations for operating activities	(3,688,163)	(2,243,991)
Cash (used in) provided by discontinued operations for operating activities	(268,767)	518,242
Net cash used in operating activities	(3,956,930)	(1,725,749)
Cash flows from investing activities:
Proceeds from sale of property and equipment	2,100	(329)
Cash paid for property and equipment	(1,213)	0
Cash paid for acquisition, net of cash received	0	(207,801)
Net cash provided by (used in) investing activities from continuing operations	887	(208,130)
Cash used in discontinued operations for investing activities	0	(16,299)
Net cash provided (used in) for investing activities	887	(224,429)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions	5,141,052	50,000
Proceeds from issuance of preferred stock	450,000	550,000
Increase in insurance premium notes payable	29,404	9,490
Dividend payments	(111,940)	(11,303)
Principal payment on notes payable	(594,204)	(172,936)
Note receivable funded	(75,000)	0
Proceeds from long-term debt - related parties	80,000	1,460,000
Net cash provided by financing activities	4,919,312	1,885,251
Net increase (decrease) in cash and cash equivalents including cash and cash equivalents classified within assets related to discontinued operations	963,269	(64,927)
Net (decrease) increase in cash and cash equivalents classified within assets related to discontinued operations	(22,043)	21,077
Net increase (decrease) in cash and cash equivalents	941,226	(43,850)
Cash and cash equivalents at beginning of year	101,231	145,081
Cash and cash equivalents at end of year	1,042,457	101,231
Supplemental Disclosure of Cash Flow Information
Cash paid for: Interest	185,444	215,908
Non-Cash Investing and financing activities
Premium finance loan payable recorded as prepaid	104,249	92,322
Beneficial conversion debt discount to additional paid-in-capital	70,000	615,625
Adjustment to Goodwill for unrecorded liability assumed in the acquisition of Daily Engage Media Group, LLC	197,500	0
Common stock issued for acquisition of Daily Engage Media Group, LLC	0	429,092
Notes payable issued for acquisition of Daily Engage Media Group, LLC	0	380,000
Accounts receivable charged against notes payable - Daily Engage Media Group, LLC	19,525	125,313
Issuance of Common Stock for prepaid consulting services	750,000	0
Series F Preferred Stock issued in exchange for extinguishment of $2,035,000, net of discount of $662,625	$ 1,972,581	$ 0